Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 26, 2022
Registrant Name	dei_EntityRegistrantName	HARDING LOEVNER FUNDS INC
CIK	dei_EntityCentralIndexKey	0001018170
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 27, 2022
Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2022
Prospectus Date	rr_ProspectusDate	Sep. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Harding Loevner International Developed Markets Equity Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLIDX